Severance Indemnities and Pension Plans [Text Block]	6 Months Ended
Sep. 30, 2015
Compensation and Retirement Disclosure [Abstract]
Severance Indemnities and Pension Plans [Text Block]

7.    SEVERANCE INDEMNITIES AND PENSION PLANS

The following table summarizes the components of net periodic benefit costs of pension benefits, severance indemnities plans (“SIPs”) and other benefits for the six months ended September 30, 2014 and 2015:

	Six months ended September 30,
	Domestic subsidiaries		Foreign offices and subsidiaries
	2014	2015	2014		2015
	Pension benefits and SIPs	Pension benefits and SIPs	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the period	¥16,960	¥23,245	¥6,409	¥603	¥7,538	¥590
Interest cost on projected benefit obligation	10,088	8,380	7,858	748	9,011	841
Expected return on plan assets	(27,514)	(29,892)	(11,854)	(929)	(15,145)	(1,163)
Amortization of net actuarial loss	7,027	3,263	4,223	84	6,358	503
Amortization of prior service cost	(4,729)	(3,822)	(237)	(142)	(1,144)	(459)
Loss (gain) on settlements and curtailment	(810)	(644)	23	—	—	—

Net periodic benefit cost	¥1,022	¥530	¥6,422	¥364	¥6,618	¥312

The MUFG Group has contributed to the plan assets for the six months ended September 30, 2015 and expects to contribute for the remainder of the fiscal year ending March 31, 2016 as follows, based upon its current funded status and expected asset return assumptions:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIPs	Pension benefits	Other benefits
	(in billions)
For the six months ended September 30, 2015	¥26.1	¥23.4	¥0.7
For the remainder of the fiscal year ending March 31, 2016	¥26.2	¥1.9	¥0.7